Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Tax at statutory rate (35%)	$ 14,019	$ 15,240	$ 55,754	$ 52,550	$ 41,004
Tax exempt interest income	(1,565)	(1,102)	(4,926)	(3,856)	(2,348)
State income taxes, net of federal benefit	1,295	1,735	5,615	5,303	4,680
Other	(47)	(934)	(2,096)	(99)	822
Income tax expense (benefit)	$ 13,702	$ 14,939	$ 54,347	$ 53,898	$ 44,158